Dec. 10, 2021
TIAA-CREF Life Growth Equity Fund
TIAA-CREF Life Growth Equity Fund
TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Growth Equity Fund

SUPPLEMENT NO. 3
dated December 10, 2021, to the Summary Prospectus dated May 1, 2021, as amended and restated September 10, 2021

At a special meeting held on December 7, 2021, the shareholders of the TIAA-CREF Life Growth Equity Fund (the “Fund”) approved a proposal to change the Fund’s diversification status from diversified to non-diversified. This change is effective immediately and the Fund’s prospectus and statement of additional information will be updated, as outlined below, to reflect the Fund’s non-diversified status and the risks related to operating as a non-diversified fund.

The following language has been added for the Fund to the end of the first paragraph in the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company.

The following risk has been added before the “Active Management Risk” in the section entitled “Principal investment risks” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

•	Non-Diversification Risk—The Fund is considered to be non-diversified under the 1940 Act. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.